ACCOUNTS RECEIVABLE, NET-THIRD PARTIES	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES

8. ACCOUNTS RECEIVABLE, NET—THIRD PARTIES

	As of December 31,
	2013	2014
	RMB	RMB
Accounts receivables	2,094,704,129	3,546,873,497
Allowance for doubtful accounts	(445,956,167)	(428,570,077)
Accounts receivable, net	1,648,747,962	3,118,303,420

As of December 31, 2014, accounts receivable with net book value of RMB169,694,054 were pledged as collateral for the Group's borrowings (Note 20).

Movement of allowance of doubtful accounts

	As of December 31,
	2012	2013	2014
	RMB	RMB	RMB
At beginning of year	179,746,165	673,671,445	445,956,167
Addition	541,662,539	121,315,213	188,572,147
Write-off	-	(40,819,459)	(44,538,077)
Reversal	(47,737,259)	(308,211,032)	(161,420,160)
At end of year	673,671,445	445,956,167	428,570,077

The Group assesses creditworthiness of customers before granting any credit terms. This assessment is primarily based on reviewing of customer's financial statements and historical collection records, discussion with customers' senior management, and reviewing of information provided by third parties, such as Dun & Bradstreet and the insurance company that ultimately insures the Group against customer credit default.

The significant bad debt reversal represents the cash collection of the fully provided long-term receivables. The Company made bad debt provisions for certain long-term receivables in prior years which were in line with the adverse economic environment in solar industry. With the recovery of solar industry since 2013, the Company made its best effort to improve the cash collection for the long-aged accounts receivables. The cash received was recorded as the reversal of prior year bad debt allowance.